Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 28 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

We have performed a test on the restricted net assets of our subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3) and determined the aggregate restricted net assets of our subsidiaries exceed 25% of our consolidated net assets as of December 31, 2024 and 2023. The following condensed financial information as of and for the years ended December 31, 2024 and 2023 represents the financial information of Webull Corporation, the ultimate parent of consolidated subsidiaries, and has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

Condensed Statement of Financial Position:

	2024	2023
Assets
Cash and cash equivalents	$25,975,604	$5,777,326
Prepaid expenses and other current assets	7,739,569	5,219,813
Advances to subsidiaries	390,811,557	334,853,972
Note receivable from subsidiary	42,100,000	42,100,000
Investment in subsidiaries	353,629,225	324,524,687
Total assets	$820,255,955	$712,475,798

Liabilities
Accounts payable and other accrued expenses	$5,950,394	$7,324,865
Advances from subsidiaries	59,500,001	20,000,000
Total liabilities	65,450,395	27,324,865

Mezzanine equity
Convertible redeemable preferred shares (aggregate liquidation preference of $644,132,365 and $604,496,457 as of December 31, 2024 and 2023, respectively; and aggregate redemption value of $2,861,748,733 and $2,326,363,413 as of December 31, 2024 and 2023, respectively; Note 15)	2,861,748,733	2,326,363,413
Total mezzanine equity	2,861,748,733	2,326,363,413

Shareholders’ deficit	(2,106,943,173)	(1,641,212,480)
Total liabilities, mezzanine equity and shareholders’ deficit	$820,255,955	$712,475,798

Condensed Statement of Operations and Comprehensive Loss:

	2024	2023	2022
Revenues	$—	$—	$—
Operating expenses	7,001,102	3,194,193	8,408,161
Other income, net	3,770,837	2,663,713	1,105,532
Income before income taxes	(3,230,265)	(530,480)	(7,302,629)
Provision for income taxes	—	—	—
Net loss	(3,230,265)	(530,480)	(7,302,629)
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Net loss attributable to ordinary shareholders	$(498,318,303)	$(340,610,480)	$(58,712,378)

Net loss	$(3,230,265)	$(530,480)	$(7,302,629)
Other comprehensive income, net of tax	—	—	—
Total comprehensive loss attributable to ordinary shareholders	(3,230,265)	(530,480)	(7,302,629)
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Total comprehensive loss attributable to ordinary shareholders	$(498,318,303)	$(340,610,480)	$(58,712,378)

Condensed Statement of Cash Flows:

	2024	2023	2022
Cash flows from operating activities:
Net loss	$(3,230,265)	$(530,480)	$(7,302,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	3,483,072	437,004	4,423,070
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(2,519,756)	(3,706,010)	(189,272)
Advances to/from subsidiaries	(16,457,584)	(100,275,599)	(40,177,171)
Accrued expenses and other liabilities	(1,423,462)	3,411,470	624,363
Net cash used in operating activities	(20,147,995)	(100,663,615)	(42,621,639)

Cash flows from investing activities:
Note receivable due from subsidiary	—	(12,100,000)	(30,000,000)
Net cash used in investing activities	—	(12,100,000)	(30,000,000)

Cash flows from financing activities:
Receipt of preferred stock sale proceeds	40,297,282	20,000,000	—
Spin-off of subsidiary to shareholders	—	(7,014,594)	—
Proceeds from exercise of options	48,991	—	—
Receipt of preferred stock subscription receivable	—	—	73,723,814
Receipt of preferred stock warrant exercise proceeds	—	—	10,000,000
Payment of preferred shares repurchase payable	—	—	(55,000,005)
Net cash provided by financing activities	40,346,273	12,985,406	28,723,809

Net increase (decrease) in cash and cash equivalents	20,198,278	(99,778,209)	(43,897,830)
Cash and cash equivalents at beginning of year	5,777,326	105,555,535	149,453,365
Cash and cash equivalents at end of year	$25,975,604	$5,777,326	$105,555,535

Supplemental cash flow information:
Cash paid for interest and taxes	$—	$—	$—

Non cash investing and financing activities:
Note receivable from Webull Pay, Inc.	$—	$2,852,106	$—
Preferred shares redemption value accretion	$495,088,038	$340,080,000	$51,409,749